Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Variable Interest Entity [Line Items]
Total assets		¥ 16,339,977	¥ 16,322,100
Total Liabilities		12,358,564	12,297,490
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		456,216	534,868
Total Liabilities		287,465	369,868
Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	808,256	892,174
Total Liabilities	[1]	301,730	387,333
Assets which are pledged as collateral	[2]	456,216	534,868
Commitments	[3]	145,113	119,668
Liquidating customer assets | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate and real estate development projects for customers | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	1,173	1,657
Total Liabilities	[1]	2	1
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	51,895	51,654
Total Liabilities	[1]	10,688	10,461
Assets which are pledged as collateral	[2]	16,780	16,434
Commitments	[3]	0	0
Corporate rehabilitation support business | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	4,978	5,043
Total Liabilities	[1]	7	29
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	226,476	217,715
Total Liabilities	[1]	110	117
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	77,289	77,566
Securitizing financial assets such as finance lease receivable and loan receivable | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	77,639	213,615
Total Liabilities	[1]	52,546	165,062
Assets which are pledged as collateral	[2]	77,639	213,615
Commitments	[3]	0	0
Securitization of loan receivable originated by third parties | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	0	497
Total Liabilities	[1]	0	1,015
Assets which are pledged as collateral	[2]	0	497
Commitments	[3]	0	0
Power generation projects | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	242,470	236,715
Total Liabilities	[1]	152,654	156,000
Assets which are pledged as collateral	[2]	187,826	181,610
Commitments	[3]	67,824	42,102
Other VIEs | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	203,625	165,278
Total Liabilities	[1]	85,723	54,648
Assets which are pledged as collateral	[2]	173,971	122,712
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.